RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of material related party relationship

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

Schedule of major transactions with related parties

		Years ended December 31,
		2017	2018	2019

Commission income
STT Singapore DC Pte. Ltd.	(i)	—	—	624
STT DEFU 2 Pte. Ltd.	(i)	—	—	332
		—	—	956
Conversion of convertible bonds from a related party
STT GDC	(ii)	366,958	—	—

Interest expenses
STT GDC	(ii)	30,078	—	—

Schedule of balances with related parties

		As of December 31,
		2018	2019

Amount due to related parties:	(i)
STT DEFU 2 Pte. Ltd.		—	6,638
STT Singapore DC Pte. Ltd.		—	5,350
		—	11,988

Note (i): During the year ended December 31, 2019, the Company successfully referred a customer to STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. and recognized RMB624 and RMB332, respectively, as commission income. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB55,392 and RMB43,069, respectively. As of December 31, 2019, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers located in China, which is recorded in accrued expenses and other payables.

Note (ii): During the year ended December 31, 2017, the related interest expense arising from the Convertible Bonds due 2019 subscribed by STT GDC amounted to RMB30,078.

In November 2017, the Convertible Bonds due 2019 and the Accrued Interest thereon due to STT GDC were fully converted into 32,540,515 newly issued Class A ordinary shares at the conversion price of $1.675262. In addition, upon conversion, the accrued but unpaid Cash Interest due to STT GDC of RMB4,991 was relinquished.